Distribution Date:	09/15/23	DBJPM 2020-C9 Mortgage Trust
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2020-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	14-15		Brian Hanson		bhanson@cwcapital.com
			900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Principal Prepayment Detail	18		Bank, N.A.
Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	22	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	23
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	24
		Trust Directing Holder	BSPRT 2020-C9 Owner, LLC
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27	333 South Wabash Loan-	American General Life Insurance Company
		Specific Directing Holder
Supplemental Notes	28
			-

		Amazon Portfolio Loan-	Goldman Sachs Bank USA
		Specific Directing Holder
			-

		Coleman Highline Loan-	DBR Investments Co. Limited
		Specific Directing Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	233063AC0	0.800000%	5,230,000.00	2,243,220.28	109,782.73	1,495.48	0.00	0.00	111,278.21	2,133,437.55	30.16%	30.00%
A-2	233063AF3	1.900000%	104,918,000.00	104,918,000.00	0.00	166,120.17	0.00	0.00	166,120.17	104,918,000.00	30.16%	30.00%
A-3	233063AJ5	1.882000%	61,749,000.00	61,749,000.00	0.00	96,843.01	0.00	0.00	96,843.01	61,749,000.00	30.16%	30.00%
A-SB	233063AM8	1.875000%	4,912,000.00	4,912,000.00	0.00	7,675.00	0.00	0.00	7,675.00	4,912,000.00	30.16%	30.00%
A-4	233063AQ9	1.644000%	67,800,000.00	67,800,000.00	0.00	92,886.00	0.00	0.00	92,886.00	67,800,000.00	30.16%	30.00%
A-5	233063AT3	1.926000%	174,892,000.00	174,892,000.00	0.00	280,701.66	0.00	0.00	280,701.66	174,892,000.00	30.16%	30.00%
A-M	233063AZ9	2.340000%	71,915,000.00	71,915,000.00	0.00	140,234.25	0.00	0.00	140,234.25	71,915,000.00	18.09%	18.00%
B	233063BC9	2.567000%	22,473,000.00	22,473,000.00	0.00	48,073.49	0.00	0.00	48,073.49	22,473,000.00	14.32%	14.25%
C	233063BF2	3.608243%	22,474,000.00	22,474,000.00	0.00	67,576.38	0.00	0.00	67,576.38	22,474,000.00	10.55%	10.50%
D	233063BS4	2.250000%	15,731,000.00	15,731,000.00	0.00	29,495.63	0.00	0.00	29,495.63	15,731,000.00	7.92%	7.88%
E	233063BU9	2.250000%	8,240,000.00	8,240,000.00	0.00	15,450.00	0.00	0.00	15,450.00	8,240,000.00	6.53%	6.50%
F	233063BW5	1.750000%	13,484,000.00	13,484,000.00	0.00	19,664.17	0.00	0.00	19,664.17	13,484,000.00	4.27%	4.25%
G	233063BY1	1.750000%	5,993,000.00	5,993,000.00	0.00	8,739.79	0.00	0.00	8,739.79	5,993,000.00	3.27%	3.25%
H*	233063CA2	1.750000%	19,477,350.00	19,477,350.00	0.00	14,205.42	0.00	0.00	14,205.42	19,477,350.00	0.00%	0.00%
RR	233063CK0	3.754493%	24,941,499.00	24,817,193.63	4,569.00	77,055.70	0.00	0.00	81,624.70	24,812,624.63	0.00%	0.00%
RR Interest	N/A	3.754493%	6,600,001.00	6,567,107.40	1,209.04	20,390.42	0.00	0.00	21,599.46	6,565,898.36	0.00%	0.00%
S	233063CC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	233063CE4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			630,829,850.00	627,685,871.31	115,560.77	1,086,606.57	0.00	0.00	1,202,167.34	627,570,310.54

X-A	233063AW6	1.823514%	491,416,000.00	488,429,220.28	0.00	742,214.47	0.00	0.00	742,214.47	488,319,437.55
X-B	233063BG0	0.666860%	44,947,000.00	44,947,000.00	0.00	24,977.79	0.00	0.00	24,977.79	44,947,000.00
X-D	233063BJ4	1.504493%	23,971,000.00	23,971,000.00	0.00	30,053.50	0.00	0.00	30,053.50	23,971,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	233063BL9	2.004493%	13,484,000.00	13,484,000.00	0.00	22,523.82	0.00	0.00	22,523.82	13,484,000.00
X-G	233063BN5	2.004493%	5,993,000.00	5,993,000.00	0.00	10,010.77	0.00	0.00	10,010.77	5,993,000.00
X-H	233063BQ8	2.004493%	19,477,350.00	19,477,350.00	0.00	32,535.18	0.00	0.00	32,535.18	19,477,350.00
Notional SubTotal			599,288,350.00	596,301,570.28	0.00	862,315.53	0.00	0.00	862,315.53	596,191,787.55

Deal Distribution Total					115,560.77	1,948,922.10	0.00	0.00	2,064,482.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	233063AC0	428.91401147	20.99096176	0.28594264	0.00000000	0.00000000	0.00000000	0.00000000	21.27690440	407.92304971
A-2	233063AF3	1,000.00000000	0.00000000	1.58333337	0.00000000	0.00000000	0.00000000	0.00000000	1.58333337	1,000.00000000
A-3	233063AJ5	1,000.00000000	0.00000000	1.56833325	0.00000000	0.00000000	0.00000000	0.00000000	1.56833325	1,000.00000000
A-SB	233063AM8	1,000.00000000	0.00000000	1.56250000	0.00000000	0.00000000	0.00000000	0.00000000	1.56250000	1,000.00000000
A-4	233063AQ9	1,000.00000000	0.00000000	1.37000000	0.00000000	0.00000000	0.00000000	0.00000000	1.37000000	1,000.00000000
A-5	233063AT3	1,000.00000000	0.00000000	1.60500000	0.00000000	0.00000000	0.00000000	0.00000000	1.60500000	1,000.00000000
A-M	233063AZ9	1,000.00000000	0.00000000	1.95000000	0.00000000	0.00000000	0.00000000	0.00000000	1.95000000	1,000.00000000
B	233063BC9	1,000.00000000	0.00000000	2.13916656	0.00000000	0.00000000	0.00000000	0.00000000	2.13916656	1,000.00000000
C	233063BF2	1,000.00000000	0.00000000	3.00686927	0.00000000	0.00000000	0.00000000	0.00000000	3.00686927	1,000.00000000
D	233063BS4	1,000.00000000	0.00000000	1.87500032	0.00000000	0.00000000	0.00000000	0.00000000	1.87500032	1,000.00000000
E	233063BU9	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F	233063BW5	1,000.00000000	0.00000000	1.45833358	0.00000000	0.00000000	0.00000000	0.00000000	1.45833358	1,000.00000000
G	233063BY1	1,000.00000000	0.00000000	1.45833306	0.00000000	0.00000000	0.00000000	0.00000000	1.45833306	1,000.00000000
H	233063CA2	1,000.00000000	0.00000000	0.72933022	0.72900318	1.53243999	0.00000000	0.00000000	0.72933022	1,000.00000000
RR	233063CK0	995.01612273	0.18318867	3.08945745	0.02369304	0.04980535	0.00000000	0.00000000	3.27264612	994.83293406
RR Interest	N/A	995.01612197	0.18318785	3.08945711	0.02369394	0.04980454	0.00000000	0.00000000	3.27264496	994.83293412
S	233063CC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	233063CE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	233063AW6	993.92209509	0.00000000	1.51035878	0.00000000	0.00000000	0.00000000	0.00000000	1.51035878	993.69869428
X-B	233063BG0	1,000.00000000	0.00000000	0.55571651	0.00000000	0.00000000	0.00000000	0.00000000	0.55571651	1,000.00000000
X-D	233063BJ4	1,000.00000000	0.00000000	1.25374411	0.00000000	0.00000000	0.00000000	0.00000000	1.25374411	1,000.00000000
X-F	233063BL9	1,000.00000000	0.00000000	1.67041086	0.00000000	0.00000000	0.00000000	0.00000000	1.67041086	1,000.00000000
X-G	233063BN5	1,000.00000000	0.00000000	1.67041048	0.00000000	0.00000000	0.00000000	0.00000000	1.67041048	1,000.00000000
X-H	233063BQ8	1,000.00000000	0.00000000	1.67041102	0.00000000	0.00000000	0.00000000	0.00000000	1.67041102	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/23 - 08/30/23	30	0.00	1,495.48	0.00	1,495.48	0.00	0.00	0.00	1,495.48	0.00
A-2	08/01/23 - 08/30/23	30	0.00	166,120.17	0.00	166,120.17	0.00	0.00	0.00	166,120.17	0.00
A-3	08/01/23 - 08/30/23	30	0.00	96,843.01	0.00	96,843.01	0.00	0.00	0.00	96,843.01	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	7,675.00	0.00	7,675.00	0.00	0.00	0.00	7,675.00	0.00
A-4	08/01/23 - 08/30/23	30	0.00	92,886.00	0.00	92,886.00	0.00	0.00	0.00	92,886.00	0.00
A-5	08/01/23 - 08/30/23	30	0.00	280,701.66	0.00	280,701.66	0.00	0.00	0.00	280,701.66	0.00
X-A	08/01/23 - 08/30/23	30	0.00	742,214.47	0.00	742,214.47	0.00	0.00	0.00	742,214.47	0.00
X-B	08/01/23 - 08/30/23	30	0.00	24,977.79	0.00	24,977.79	0.00	0.00	0.00	24,977.79	0.00
X-D	08/01/23 - 08/30/23	30	0.00	30,053.50	0.00	30,053.50	0.00	0.00	0.00	30,053.50	0.00
X-F	08/01/23 - 08/30/23	30	0.00	22,523.82	0.00	22,523.82	0.00	0.00	0.00	22,523.82	0.00
X-G	08/01/23 - 08/30/23	30	0.00	10,010.77	0.00	10,010.77	0.00	0.00	0.00	10,010.77	0.00
X-H	08/01/23 - 08/30/23	30	0.00	32,535.18	0.00	32,535.18	0.00	0.00	0.00	32,535.18	0.00
A-M	08/01/23 - 08/30/23	30	0.00	140,234.25	0.00	140,234.25	0.00	0.00	0.00	140,234.25	0.00
B	08/01/23 - 08/30/23	30	0.00	48,073.49	0.00	48,073.49	0.00	0.00	0.00	48,073.49	0.00
C	08/01/23 - 08/30/23	30	0.00	67,576.38	0.00	67,576.38	0.00	0.00	0.00	67,576.38	0.00
D	08/01/23 - 08/30/23	30	0.00	29,495.63	0.00	29,495.63	0.00	0.00	0.00	29,495.63	0.00
E	08/01/23 - 08/30/23	30	0.00	15,450.00	0.00	15,450.00	0.00	0.00	0.00	15,450.00	0.00
F	08/01/23 - 08/30/23	30	0.00	19,664.17	0.00	19,664.17	0.00	0.00	0.00	19,664.17	0.00
G	08/01/23 - 08/30/23	30	0.00	8,739.79	0.00	8,739.79	0.00	0.00	0.00	8,739.79	0.00
H	08/01/23 - 08/30/23	30	15,648.82	28,404.47	0.00	28,404.47	14,199.05	0.00	0.00	14,205.42	29,847.87
RR	08/01/23 - 08/30/23	30	651.28	77,646.65	0.00	77,646.65	590.94	0.00	0.00	77,055.70	1,242.22
RR Interest	08/01/23 - 08/30/23	30	172.33	20,546.80	0.00	20,546.80	156.38	0.00	0.00	20,390.42	328.71
Totals			16,472.43	1,963,868.48	0.00	1,963,868.48	14,946.37	0.00	0.00	1,948,922.10	31,418.80

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	2,064,482.87	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,974,483.88	Master Servicing Fee	2,386.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,376.83
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	269.98
ARD Interest	0.00	Operating Advisor Fee	1,582.06
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,974,483.88	Total Fees	10,615.41

Principal		Expenses/Reimbursements
Scheduled Principal	115,560.77	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	12,336.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,609.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	115,560.77	Total Expenses/Reimbursements	14,946.37

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,948,922.10
Borrower Option Extension Fees	0.00	Principal Distribution	115,560.77
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,064,482.87
Total Funds Collected	2,090,044.65	Total Funds Distributed	2,090,044.65
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	627,685,871.90	627,685,871.90	Beginning Certificate Balance	627,685,871.31
(-) Scheduled Principal Collections	115,560.77	115,560.77	(-) Principal Distributions	115,560.77
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	627,570,311.13	627,570,311.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	627,786,265.89	627,786,265.89	Ending Certificate Balance	627,570,310.54
Ending Actual Collateral Balance	627,694,969.57	627,694,969.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.59)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.59)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	9	33,880,939.71	5.40%	79	3.8595	1.789313	1.49 or less	5	53,671,484.96	8.55%	78	3.4922	1.213832
10,000,000 to 19,999,999		14	179,907,159.34	28.67%	56	3.7078	2.926470	1.50 to 1.99	11	145,951,477.59	23.26%	67	4.0109	1.692544
20,000,000 to 29,999,999		6	135,782,212.08	21.64%	76	3.3917	3.235749	2.00 to 2.49	5	110,000,000.00	17.53%	68	3.5080	2.276818
30,000,000 to 39,999,999		4	128,000,000.00	20.40%	78	3.5125	2.317656	2.50 to 2.99	5	80,947,348.58	12.90%	78	3.4455	2.728518
	40,000,000 or greater	3	150,000,000.00	23.90%	46	3.9121	3.170000	3.00 to 3.99	7	181,000,000.00	28.84%	48	3.6653	3.558840
	Totals	36	627,570,311.13	100.00%	64	3.6566	2.866027	4.00 and greater	3	56,000,000.00	8.92%	62	3.4595	6.624821
								Totals	36	627,570,311.13	100.00%	64	3.6566	2.866027
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	8	137,723,994.34	21.95%	63	3.4397	2.959807
							Industrial	106	131,769,875.49	21.00%	41	3.8643	3.173530
Delaware	2	12,073,816.85	1.92%	81	3.7152	2.199467
							Lodging	2	50,000,000.00	7.97%	78	3.5580	2.590000
Florida	2	25,318,657.50	4.03%	56	3.6685	2.674533
							Mixed Use	5	77,549,978.57	12.36%	81	3.7317	3.059871
Georgia	9	6,874,987.59	1.10%	23	4.6282	3.350000
							Mobile Home Park	1	1,802,965.59	0.29%	78	4.0500	1.910000
Illinois	24	43,197,067.62	6.88%	44	3.8150	2.828817
							Multi-Family	3	54,000,000.00	8.60%	79	3.4817	1.390926
Indiana	1	2,674,615.38	0.43%	23	4.6282	3.350000
							Office	16	231,857,067.24	36.95%	60	3.6365	2.783264
Kansas	2	18,110,016.38	2.89%	69	3.2623	2.428681
							Other	5	958,911.32	0.15%	37	3.5500	3.570000
Kentucky	9	5,597,767.14	0.89%	36	3.6217	3.555366
							Retail	8	79,631,512.90	12.69%	77	3.4711	3.596174
Louisiana	1	30,000,000.00	4.78%	76	3.5000	1.340000
							Totals	146	627,570,311.13	100.00%	64	3.6566	2.866027
Maryland	3	6,903,628.73	1.10%	66	3.6028	1.054590

Michigan	3	3,948,959.25	0.63%	49	4.4966	2.555430

Minnesota	7	3,961,748.63	0.63%	37	3.5500	3.570000

Nevada	2	50,000,000.00	7.97%	78	3.5580	2.590000

New Jersey	3	4,171,920.98	0.66%	37	3.5500	3.570000

New York	7	112,627,965.59	17.95%	78	3.2273	2.696079

North Carolina	1	17,050,865.93	2.72%	78	4.0000	1.730000

Ohio	8	3,910,781.58	0.62%	33	3.8300	3.512864

Pennsylvania	4	4,150,903.74	0.66%	37	3.5500	3.570000

Tennessee	1	2,464,978.57	0.39%	83	4.3000	1.520000

Texas	28	62,328,652.55	9.93%	37	4.7149	3.364551

Virginia	19	12,478,982.76	1.99%	37	3.5500	3.570000

Washington	1	29,000,000.00	4.62%	76	2.8800	6.530000

Washington, DC	1	33,000,000.00	5.26%	83	4.4500	1.620000

Totals	146	627,570,311.13	100.00%	64	3.6566	2.866027

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9999% or less	7	124,000,000.00	19.76%	79	2.9102	4.611129	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	6	85,085,000.00	13.56%	74	3.2611	2.414834	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	11	257,606,028.93	41.05%	59	3.6083	2.324044	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	7	69,011,503.83	11.00%	81	4.2476	1.661864	37 months to 48 months	36	627,570,311.13	100.00%	64	3.6566	2.866027
	4.5000% or greater	5	91,867,778.37	14.64%	32	4.7218	3.352775	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	627,570,311.13	100.00%	64	3.6566	2.866027	Totals	36	627,570,311.13	100.00%	64	3.6566	2.866027
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	73 months or less	9	229,750,000.00	36.61%	37	3.8877	2.944046	Interest Only	26	544,575,000.00	86.78%	61	3.6011	3.049635
74 months to 96 months		27	397,820,311.13	63.39%	79	3.5231	2.820970	81 months or less	0	0.00	0.00%	0	0.0000	0.000000
97 months to 111 months		0	0.00	0.00%	0	0.0000	0.000000	82 months or more	10	82,995,311.13	13.22%	81	4.0209	1.661284
	112 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	36	627,570,311.13	100.00%	64	3.6566	2.866027
	Totals	36	627,570,311.13	100.00%	64	3.6566	2.866027
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	85,000,000.00	13.54%	51	3.4265	3.080000			No outstanding loans in this group
	12 months or less	33	529,570,311.13	84.38%	65	3.7109	2.871845
	13 months to 24 months	1	13,000,000.00	2.07%	83	2.9500	1.230000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	627,570,311.13	100.00%	64	3.6566	2.866027
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2	30506069	Various Various		Various	Actual/360	4.628%	199,269.72	0.00	0.00	N/A	08/07/25	--	50,000,000.00	50,000,000.00	09/07/23
1A6	30506073				Actual/360	4.628%	43,839.34	0.00	0.00	N/A	08/07/25	--	11,000,000.00	11,000,000.00	09/07/23
2A-15-2	30318363	LO	Las Vegas	NV	Actual/360	3.558%	153,191.67	0.00	0.00	03/05/30	03/05/32	--	50,000,000.00	50,000,000.00	09/05/23
3A1-A3	30505866	Various Various		Various	Actual/360	3.550%	152,847.22	0.00	0.00	N/A	10/09/26	--	50,000,000.00	50,000,000.00	09/09/23
4A2-C3-A	30318364	OF	New York	NY	Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	09/06/23
4A2-C4-C	30318365				Actual/360	2.990%	25,747.22	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	09/06/23
4A2-C4-D	30318366				Actual/360	2.990%	25,747.22	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	09/06/23
5A2	30318389	IN	Various	Various	Actual/360	3.250%	97,951.39	0.00	0.00	N/A	07/06/29	--	35,000,000.00	35,000,000.00	09/06/23
6A1-G	30505810	OF	San Francisco	CA	Actual/360	3.522%	55,237.70	0.00	0.00	N/A	03/10/25	--	18,213,750.00	18,213,750.00	09/10/23
7A2-G	30505813	OF	San Francisco	CA	Actual/360	3.522%	47,121.53	0.00	0.00	N/A	03/10/25	--	15,536,250.00	15,536,250.00	09/10/23
8A3	30318367	MU	Washington	DC	Actual/360	4.450%	126,454.17	0.00	0.00	N/A	08/06/30	--	33,000,000.00	33,000,000.00	09/06/23
9A2	30318369	OF	San Jose	CA	Actual/360	2.800%	72,333.33	0.00	0.00	N/A	09/06/30	--	30,000,000.00	30,000,000.00	09/06/23
10	30318374	MF	New Orleans	LA	Actual/360	3.500%	90,416.67	0.00	0.00	N/A	01/06/30	--	30,000,000.00	30,000,000.00	09/06/23
11A4	30317590	RT	Tukwila	WA	Actual/360	2.880%	71,920.00	0.00	0.00	N/A	01/01/30	--	29,000,000.00	29,000,000.00	09/01/23
12A1	30506028	OF	San Francisco	CA	Actual/360	3.750%	86,629.34	44,937.59	0.00	N/A	08/06/30	--	26,827,149.67	26,782,212.08	09/06/23
13A1-11	30318375	MU	New York	NY	Actual/360	3.160%	27,211.11	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	09/06/23
13A1-12	30318376				Actual/360	3.160%	27,211.11	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	09/06/23
13A1-14	30318377				Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	09/06/23
14A1-1-B-1	30505265	RT	Brooklyn	NY	Actual/360	3.359%	57,846.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	09/01/23
15A2-C	30530105	OF	Chicago	IL	30/360	3.530%	58,833.33	0.00	0.00	N/A	09/01/28	--	20,000,000.00	20,000,000.00	09/01/23
16A2-A	30318241	OF	Mountain View	CA	Actual/360	3.950%	68,027.78	0.00	0.00	N/A	07/06/30	--	20,000,000.00	20,000,000.00	09/06/23
17	30318378	RT	Weaverville	NC	Actual/360	4.000%	58,815.95	24,731.73	0.00	N/A	03/06/30	--	17,075,597.66	17,050,865.93	09/06/23
18A3	30506068	OF	Houston	TX	Actual/360	4.987%	64,421.88	0.00	0.00	N/A	03/01/25	--	15,000,000.00	15,000,000.00	09/01/23
19A3	30318180	OF	Campbell	CA	Actual/360	3.690%	47,662.50	0.00	0.00	N/A	03/06/27	--	15,000,000.00	15,000,000.00	09/06/23
20	30506157	MF	Valley Stream	NY	Actual/360	2.950%	33,023.61	0.00	0.00	N/A	08/05/30	--	13,000,000.00	13,000,000.00	09/05/23
21A2	30318379	OF	San Antonio	TX	Actual/360	4.750%	49,582.01	15,623.91	0.00	N/A	08/06/30	--	12,121,917.32	12,106,293.41	02/06/23
22	30318380	MU	Los Altos	CA	Actual/360	2.950%	30,483.33	0.00	0.00	N/A	08/06/30	--	12,000,000.00	12,000,000.00	09/06/23
23	30318381	MF	Brooklyn	NY	Actual/360	4.060%	38,457.22	0.00	0.00	N/A	07/06/30	--	11,000,000.00	11,000,000.00	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30318391	RT	Wilmington	DE	Actual/360	3.730%	19,711.02	10,317.77	0.00	N/A	08/06/30	--	6,136,786.04	6,126,468.27	09/06/23
25	30318382	OF	Newark	DE	Actual/360	3.700%	18,976.44	8,640.54	0.00	N/A	03/06/30	--	5,955,989.12	5,947,348.58	08/06/23
26	30505192	MU	Bethesda	MD	Actual/360	3.450%	15,106.69	0.00	0.00	N/A	03/05/30	--	5,085,000.00	5,085,000.00	09/05/23
27	30318383	RT	Fort Worth	TX	Actual/360	5.090%	16,508.69	4,994.91	0.00	N/A	03/06/30	--	3,766,479.87	3,761,484.96	09/06/23
28	30318384	MU	Chattanooga	TN	Actual/360	4.300%	9,141.06	3,725.60	0.00	N/A	08/06/30	--	2,468,704.17	2,464,978.57	09/06/23
29	30318385	RT	Various	MI	Actual/360	4.350%	6,996.07	0.00	0.00	N/A	03/06/30	--	1,867,693.74	1,867,693.74	09/06/23
30	30318386	MH	Duanesburg	NY	Actual/360	4.050%	6,296.87	2,588.72	0.00	N/A	03/06/30	--	1,805,554.31	1,802,965.59	09/06/23
31	30318387	RT	New York	NY	Actual/360	4.050%	6,364.69	0.00	0.00	N/A	03/06/30	--	1,825,000.00	1,825,000.00	09/06/23
Totals							1,974,483.88	115,560.77	0.00				627,685,871.90	627,570,311.13
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	39,776,995.06	1,459,588.81	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	39,776,995.06	1,459,588.81	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-15-2	314,659,269.00	346,923,483.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1-A3	52,995,485.54	54,368,667.27	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2-C3-A	104,104,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2-C4-C	104,104,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2-C4-D	104,104,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	10,136,989.05	10,234,047.46	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-G	26,411,381.16	26,676,762.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-G	22,525,980.88	22,560,568.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	7,286,114.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	17,283,165.38	18,200,899.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	509,528.24	1,539,834.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	40,785,442.34	10,665,993.41	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	10,342,385.56	8,042,861.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-11	50,287,567.00	52,187,108.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-12	50,287,567.00	52,187,108.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-14	50,287,567.00	52,187,108.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1-1-B-1	43,987,935.76	40,249,469.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2-C	14,444,941.50	18,281,075.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2-A	7,457,082.42	6,782,732.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,685,152.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A3	9,887,232.30	2,443,273.57	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19A3	6,107,523.14	6,563,402.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	4,258,858.33	0.00	--	--	09/11/23	3,030,479.33	12,336.79	52,475.19	442,492.11	0.00	0.00
22	3,153,620.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	787,807.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	518,675.96	541,380.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	830,554.75	874,871.46	01/01/23	06/30/23	--	0.00	0.00	27,604.16	27,604.16	0.00	0.00
26	185,855.51	16,159.68	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	442,882.73	398,276.23	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	14,150.84	0.00
28	249,825.00	243,290.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	141,763.47	140,229.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	139,014.29	208,150.83	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	124,327.69	25,933.47	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,140,070,021.41	735,461,865.01				3,030,479.33	12,336.79	80,079.35	470,096.27	14,150.84	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	1	12,106,293.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.656582%	3.636892%	64
08/17/23	0	0.00	0	0.00	1	12,121,917.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.656648%	3.636958%	65
07/17/23	0	0.00	0	0.00	1	12,137,477.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.656714%	3.637023%	66
06/16/23	0	0.00	0	0.00	1	12,154,571.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.656786%	3.637094%	67
05/17/23	0	0.00	1	12,169,998.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.656851%	3.637158%	68
04/17/23	1	12,186,964.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.656922%	3.637229%	69
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.656986%	3.637293%	70
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.657068%	3.637374%	71
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.657132%	3.637437%	72
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.657195%	3.637499%	73
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.657264%	3.637567%	74
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.657326%	3.637629%	75
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21A2	30318379	02/06/23	6	6	52,475.19	442,492.11	0.00	12,222,311.31	05/08/23	98
25	30318382	08/06/23	0	B	27,604.16	27,604.16	1,500.00	5,955,989.12
Totals					80,079.35	470,096.27	1,500.00	18,178,300.43
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		109,750,000	109,750,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		65,000,000	65,000,000	0		0
49 - 60 Months		20,000,000	20,000,000	0		0
> 60 Months		432,820,311	420,714,018	12,106,293		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	627,570,311	615,464,018	0	0	12,106,293	0
Aug-23	627,685,872	615,563,955	0	0	12,121,917	0
Jul-23	627,801,034	615,663,557	0	0	12,137,478	0
Jun-23	627,924,366	615,769,795	0	0	12,154,572	0
May-23	628,038,707	615,868,708	0	12,169,999	0	0
Apr-23	628,161,245	615,974,281	12,186,965	0	0	0
Mar-23	628,274,769	628,274,769	0	0	0	0
Feb-23	628,403,442	628,403,442	0	0	0	0
Jan-23	628,507,654	628,507,654	0	0	0	0
Dec-22	628,611,504	628,611,504	0	0	0	0
Nov-22	628,723,034	628,723,034	0	0	0	0
Oct-22	628,826,137	628,826,137	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21A2	30318379	12,106,293.41	12,222,311.31	79,100,000.00	06/01/20	3,654,979.17	1.79000	09/30/22	08/06/30	322
Totals		12,106,293.41	12,222,311.31	79,100,000.00		3,654,979.17

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21A2	30318379	OF	TX	05/08/23	98

9/11/2023 - The Loan transferred to the Special Servicer on 5/9/2023 due to 3/6/2023 payment default. The Loan is secured by Brass Professional Center, an 11-building, 576K SF, multi-tenant office park built in various phases between 1968-

1998, and locate d in NW San Antonio, TX. The Loan proceeds of $57.7MM ($100/SF) were to facilitate a cash-neutral refinance and pay off existing debt of $55.7MM, establish reserves/escrow, return of equity of approx. $1MM to Sponsor, and structured with a 10-year term, 3 0-yr amortization. The Sponsors acquired the property in 2006 for $43.5MM ($76/SF) with a current estimated cost basis of $70.3MM ($122/SF; 82.1% LTC). Per 3Q22 OSAR NCF DSCR fell to 1.01x. A Notice of

Default, Demand for Financial Reporting, and Demand or Cash Management were previously sent to Borrower. On 8/21/23, a No Deal Letter was sent in connection with Borrower’s A/B modification proposal, which was rejected. Additionally,

Lender’s counsel issued a Notice of Acceleration of Debt on 8/25/23. Th e Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21A2	0.00	0.00	2,609.58	0.00	0.00	12,336.79	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,609.58	0.00	0.00	12,336.79	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,946.37

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Supplemental Notes
None

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